Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Loans Outstanding	Such loans are summarized below.
	2014	2013
	(In thousands)

Aggregate balance – January 1	$5,260	$5,194
New loans	6,668	619
Repayments	(2,244)	(553)

Aggregate balance – December 31	$9,684	$5,260